EMPLOYMENT COSTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Exploration and evaluation	$ 3,190	$ 4,415
General and administrative	3,840	4,182
Share-based payments	2,301	2,858
Total employement cost	9,331	11,455
Share-based payments
Statement [Line Items]
Amounts paid for services by HDSI personnel (note 9(b))	1,508
Total of Exploration and evaluation	4,415
General and administrative
Statement [Line Items]
Salaries and benefits	1,407	1,418
Amounts paid for services by HDSI personnel	2,433	2,764
Share-based payments	3,840	4,182
Exploration and evaluation
Statement [Line Items]
Salaries and benefits	2,267	2,907
Amounts paid for services by HDSI personnel	923	1,508
Share-based payments	$ 3,190	$ 4,415